Events after the reporting date (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 04, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
gross price of sale		$ 11,498,000	$ 35,097,000	$ 0
River Globe [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vessel year built	2007
gross price of sale	$ 8,550,000
Date of expected delivery	before April 15, 2025